DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF COMPONENTS OF INCOME FROM DISCONTINUED OPERATIONS

The following table presents financial results from discontinued operations, net of income taxes in our consolidated statements of operation and comprehensive income for the period indicated:

	For the Years Ended
	December 31,
	2023	2022	2021

Revenues, net	-	993,770	-
Cost of revenues	-	(478,516)	-
Gross profit	-	515,254	-

Operating expenses
Selling, general and administrative expenses	-	(136,286)	-
Impairment loss	-	(258,760)	-
Total operating expenses	-	(395,046)	-

Other expenses	(6,742)	-	-

Income (loss) from discontinued operations before income taxes	(6,742)	120,208	-
Income tax expense	-	(41,580)	-
Income (loss) from discontinued operations, net of income taxes	(6,742)	78,628	-
Net loss from discontinued operations attributable to noncontrolling interests	-	(9,895)	-
Income (loss) from discontinued operations attributable to SYLA Technologies Co., Ltd.	(6,742)	88,523	-

The following table presents the aggregate carrying amounts of the assets and liabilities of discontinued operations of the mining machine business in the consolidated balance sheets as of the date indicated:

	As of December 31,
	2023	2022
ASSETS OF DISCONTINUED OPERATIONS
Current assets
Accounts receivable	-	2,762
Inventories	-	66,828
Other current assets	-	11,437
Total current assets	-	81,027

Non-current assets
Property, plant and equipment, net	-	25,713
Intangible assets, net	-	154,574
Goodwill	-	8,046
Total non-current assets	-	188,333

Total assets of discontinued operations, gross	-	269,360
Less: impairment of disposal group*	-	(258,760)
Total assets of discontinued operations, net	-	10,600

LIABILITIES OF DISCONTINUED OPERATIONS
Current liabilities
Accounts payable	-	3,308
Total current liabilities	-	3,308

Total liabilities of discontinued operations	-	3,308